Share-based compensation - Summary of Outstanding Restricted Shares, Phantom Share Units, Stock Appreciation Rights and Restricted Stock Units (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted shares
Number of shares
Beginning balance (in shares)	63,926	1,051,492	67,400
Granted (in shares)	5,556,610	75,910	1,051,492
Vested and exercised (in shares)	(5,563,926)	(1,051,492)	(67,400)
Cancelled (in shares)	0	(11,984)	0
Ending balance (in shares)	56,610	63,926	1,051,492
W.A. grant date FV
Beginning balance (in dollars per share)	$ 10.82	$ 7.84	$ 8.15
Granted (in dollars per share)	14.20	10.79	7.84
Vested and exercised (in dollars per share)	14.16	7.84	8.15
Cancelled (in dollars per share)	0	10.62	0
Ending balance (in dollars per share)	$ 14.25	$ 10.82	$ 7.84
Number of options
Granted (in shares)	5,556,610
W.A. grant date FV
Vested and exercisable (in shares)	0
W.A. grant date FV, Vested and exercisable (in dollars per share)	$ 0
Phantom share units
Number of shares
Beginning balance (in shares)	487,001	487,001	507,001
Granted (in shares)	0	0	0
Vested and exercised (in shares)	(32,001)	0	(20,000)
Cancelled (in shares)	0	0	0
Ending balance (in shares)	455,000	487,001	487,001
W.A. grant date FV
Beginning balance (in dollars per share)	$ 12.76	$ 12.76	$ 12.53
Granted (in dollars per share)	0	0	0
Vested and exercised (in dollars per share)	16.37	0	6.85
Cancelled (in dollars per share)	0	0	0
Ending balance (in dollars per share)	$ 12.51	$ 12.76	$ 12.76
W.A. grant date FV
Vested and exercisable (in shares)	455,000
W.A. grant date FV, Vested and exercisable (in dollars per share)	$ 12.51
Restricted stock units
Number of shares
Beginning balance (in shares)	2,466,728	2,008,884	576,964
Granted (in shares)	336,313	819,381	1,824,786
Vested and exercised (in shares)	(1,077,081)	(326,135)	(313,231)
Cancelled (in shares)	(73,336)	(35,402)	(79,635)
Ending balance (in shares)	1,652,624	2,466,728	2,008,884
W.A. grant date FV
Beginning balance (in dollars per share)	$ 9.10	$ 7.57	$ 8.01
Granted (in dollars per share)	14.45	13.44	7.83
Vested and exercised (in dollars per share)	9.41	10.26	9.32
Cancelled (in dollars per share)	13.65	12.45	9.84
Ending balance (in dollars per share)	$ 6.16	$ 9.10	$ 7.57
W.A. grant date FV
Vested and exercisable (in shares)	0
W.A. grant date FV, Vested and exercisable (in dollars per share)	$ 0
Stock options
Number of options
Beginning balance (in shares)	2,000,000	2,000,000	500,000
Granted (in shares)	0	0	1,500,000
Vested and exercised (in shares)	0	0	0
Cancelled (in shares)	0	0	0
Ending balance (in shares)	2,000,000	2,000,000	2,000,000
W.A. grant date FV
Beginning balance (in dollars per share)	$ 2.54	$ 2.54	$ 2.45
Granted (in dollars per share)	0	0	2.57
Vested and exercised (in dollars per share)	0	0	0
Cancelled (in dollars per share)	0	0	0
Ending balance (in dollars per share)	$ 2.54	$ 2.54	$ 2.54
Vested and exercisable (in shares)	1,000,000
W.A. grant date FV, Vested and exercisable (in dollars per share)	$ 2.56